Document and Entity Information	Jun. 01, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Jun. 01, 2026
Entity Registrant Name	Enviri Corp
Entity Incorporation State Country Code	DE
Entity File Number	001-03970
Entity Tax Identification Number	23-1483991
Entity Address Address Line 1	Two Logan Square
Entity Address Address Line 2	100-120 North 18th Street
Entity Address Address Line 3	17th Floor
Entity Address City Or Town	Philadelphia
Entity Address State Or Province	PA
Entity Address Postal Zip Code	19103
City Area Code	267
Local Phone Number	857-8715
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $1.25 per share
Trading Symbol	NVRI
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0000045876
Amendment Flag	false